Common Stock - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) Vote shares	Dec. 31, 2018 USD ($) Vote shares	Dec. 31, 2017 USD ($) shares
Equity [Abstract]
Number of votes for each share of common stock	The holders of the Company's common stock have one vote for each share of common stock held by them	The holders of the Company's common stock have one vote for each share of common stock held by them
Number of votes per share | Vote	1	1
Dividends declared | $	$ 0	$ 0	$ 0
Common stock shares outstanding | shares	935,040	878,413	880,191